UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22092
                                                     ---------

                          Oppenheimer Global Value Fund
                          -----------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: April 30
                                                 --------

                      Date of reporting period: 01/31/2008
                                                ----------


ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Global Value Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--102.1%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--29.7%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--6.8%
GuocoLeisure Ltd. 1                                      21,000   $      12,893
--------------------------------------------------------------------------------
Ladbrokes plc                                             4,400          26,205
--------------------------------------------------------------------------------
Mandarin Oriental International Ltd.                     27,400          54,926
--------------------------------------------------------------------------------
Orient-Express Hotel Ltd.                                   500          25,875
                                                                  --------------
                                                                        119,899
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--3.7%
Aga Foodservice Group plc                                 3,160          20,422
--------------------------------------------------------------------------------
Fiskars Corp., Cl. A                                      1,700          28,529
--------------------------------------------------------------------------------
Tempur-Pedic International, Inc.                            800          15,856
                                                                  --------------
                                                                         64,807
--------------------------------------------------------------------------------
MEDIA--15.8%
Cablevision Systems Corp. New York
Group, Cl. A 1                                            5,300         124,444
--------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                                    1,500          27,240
--------------------------------------------------------------------------------
E.W. Scripps Co. (The), Cl. A                               750          30,540
--------------------------------------------------------------------------------
Liberty Media Holding Corp.-Capital,
Series A 1                                                  200          21,524
--------------------------------------------------------------------------------
Media General, Inc., Cl. A                                  900          17,118
--------------------------------------------------------------------------------
Television Broadcasts Ltd.                                6,000          32,687
--------------------------------------------------------------------------------
Vivendi SA                                                  650          26,157
                                                                  --------------
                                                                        279,710
--------------------------------------------------------------------------------
MULTILINE RETAIL--1.8%
Dillard's, Inc., Cl. A                                    1,600          31,728
--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.6%
H&M Hennes & Mauritz AB, Cl. B                              200          10,837
--------------------------------------------------------------------------------
Home Depot, Inc.                                            600          18,402
                                                                  --------------
                                                                         29,239
--------------------------------------------------------------------------------
CONSUMER STAPLES--9.9%
--------------------------------------------------------------------------------
BEVERAGES--0.8%
McGuigan Simeon Wines Ltd. 1                              8,000          13,551
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--5.9%
ABB Grain Ltd.                                            9,700          76,018
--------------------------------------------------------------------------------
Seven & I Holdings Co. Ltd.                                 700          17,344
--------------------------------------------------------------------------------
Winn-Dixie Stores, Inc. 1                                   600          10,632
                                                                  --------------
                                                                        103,994
--------------------------------------------------------------------------------
FOOD PRODUCTS--3.2%
Saskatchewan Wheat Pool, Inc. 1                           4,900          57,001
--------------------------------------------------------------------------------
FINANCIALS--25.7%
--------------------------------------------------------------------------------
CAPITAL MARKETS--2.3%
E*TRADE Financial Corp. 1                                 2,400          11,928
--------------------------------------------------------------------------------
UBS AG                                                      694          28,720
                                                                  --------------
                                                                         40,648
--------------------------------------------------------------------------------
COMMERCIAL BANKS--3.4%
Banco Latinoamericano de Exportaciones
SA, Cl. E                                                 1,500          23,145
--------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                    1,490          11,383
--------------------------------------------------------------------------------
Sumitomo Trust & Banking Co. Ltd. (The)                   4,000          25,351
                                                                  --------------
                                                                         59,879


                        1 | OPPENHEIMER GLOBAL VALUE FUND

Oppenheimer Global Value Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         SHARES           VALUE
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.3%
Guoco Group Ltd.                                          4,000   $      47,528
--------------------------------------------------------------------------------
Investor AB, B Shares                                       728          14,509
--------------------------------------------------------------------------------
RHJ International Ltd. 1                                  1,200          14,589
                                                                  --------------
                                                                         76,626
--------------------------------------------------------------------------------
INSURANCE--9.7%
Aioi Insurance Co. Ltd.                                   4,000          19,484
--------------------------------------------------------------------------------
Brit Insurance Holdings plc                              12,200          55,384
--------------------------------------------------------------------------------
MBIA, Inc.                                                2,500          38,750
--------------------------------------------------------------------------------
Old Mutual plc                                           12,600          31,396
--------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                      600          27,000
                                                                  --------------
                                                                        172,014
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--1.3%
RAIT Financial Trust                                      2,400          22,224
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--4.6%
Kenedix, Inc.                                                23          26,687
--------------------------------------------------------------------------------
St. Joe Co. (The)                                         1,400          54,348
                                                                  --------------
                                                                         81,035
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.1%
Paragon Group Cos. plc                                      630           1,686
--------------------------------------------------------------------------------
HEALTH CARE--9.8%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.5%
ImmunoGen, Inc. 1                                         2,400           8,352
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.7%
Greatbatch, Inc. 1                                          600          13,548
--------------------------------------------------------------------------------
Lifecore Biomedical, Inc. 1                               3,100          51,925
                                                                  --------------
                                                                         65,473
--------------------------------------------------------------------------------
PHARMACEUTICALS--5.6%
Alpharma, Inc., Cl. A 1                                   1,800          36,936
--------------------------------------------------------------------------------
Matrixx Initiatives, Inc. 1                               3,700          50,320
--------------------------------------------------------------------------------
Roche Holding AG                                             67          12,139
                                                                  --------------
                                                                         99,395
--------------------------------------------------------------------------------
INDUSTRIALS--10.5%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.1%
Rolls-Royce Group plc                                     1,730          16,340
--------------------------------------------------------------------------------
Thielert AG 1                                               300           4,423
                                                                  --------------
                                                                         20,763
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.8%
Hutchison Whampoa Ltd.                                    5,000          49,090
--------------------------------------------------------------------------------
MACHINERY--6.6%
Demag Cranes AG                                           1,200          50,251
--------------------------------------------------------------------------------
Deutz AG 1                                                6,200          57,515
--------------------------------------------------------------------------------
Fanuc Ltd.                                                  100           8,820
                                                                  --------------
                                                                        116,586
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--6.9%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.3%
QUALCOMM, Inc.                                              540          22,907
--------------------------------------------------------------------------------


                        2 | OPPENHEIMER GLOBAL VALUE FUND

Oppenheimer Global Value Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT CONTINUED
Telefonaktiebolaget LM Ericsson, B Shares                 7,400   $      16,769
                                                                  --------------
                                                                         39,676
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--3.0%
Digital River, Inc. 1                                       500          18,750
--------------------------------------------------------------------------------
eBay, Inc. 1                                              1,300          34,957
                                                                  --------------
                                                                         53,707
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.9%
Sumco Corp.                                                 700          15,352
--------------------------------------------------------------------------------
SOFTWARE--0.7%
SAP AG                                                      265          12,718
--------------------------------------------------------------------------------
MATERIALS--5.3%
--------------------------------------------------------------------------------
CHEMICALS--2.8%
Chemtura Corp.                                            3,500          23,450
--------------------------------------------------------------------------------
Shin-Etsu Chemical Co.                                      500          26,282
                                                                  --------------
                                                                         49,732
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--2.5%
Catalyst Paper Corp. 1                                   27,600          43,157
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.3%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--4.3%
NII Holdings, Inc. 1                                        800          34,128
--------------------------------------------------------------------------------
Sprint Nextel Corp.                                       4,000          42,123
                                                                  --------------
                                                                         76,251
                                                                  --------------
Total Common Stocks (Cost $2,053,019)                                 1,804,293

                                                          UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.6%
--------------------------------------------------------------------------------
Paragon Group Cos. plc Rts.,
Exp. 2/20/08 1 (Cost $25,748)                            15,750          10,570
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE
(COST $2,078,767)                                         102.7%      1,814,863
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                      (2.7)        (47,144)
                                                      --------------------------
NET ASSETS                                                100.0%  $   1,767,719
                                                      ==========================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

   The following issuer is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2008 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. There were no affiliate securities held by the Fund as of January 31, 2008. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                    SHARES        GROSS        GROSS             SHARES
                                                           OCTOBER 1, 2007    ADDITIONS   REDUCTIONS   JANUARY 31, 2008
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                      --    2,680,424    2,680,424                 --

                                                                                                               DIVIDEND
                                                                                                                 INCOME
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                                             $  1,215


                        3 | OPPENHEIMER GLOBAL VALUE FUND

Oppenheimer Global Value Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF JANUARY 31, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                  CONTRACT AMOUNT   TERMINATION               UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                BUY/SELL               (000S)          DATE     VALUE   APPRECIATION   DEPRECIATION
------------------------------------------------------------------------------------------------------------------------
Japanese Yen (JPY)                      Sell                  712        2/1/08   $ 6,691   $         --   $         41
Singapore Dollar (SGD)                   Buy                    3        2/1/08     2,459              7             --
                                                                                            ----------------------------
Total unrealized appreciation and depreciation                                              $          7   $         41
                                                                                            ============================

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                          VALUE      PERCENT
--------------------------------------------------------------------------------
United States                                          $   788,005         43.4%
United Kingdom                                             173,386          9.6
Japan                                                      139,320          7.7
Germany                                                    124,907          6.9
Canada                                                     100,158          5.5
Australia                                                   89,569          4.9
Hong Kong                                                   81,777          4.5
Bermuda                                                     60,421          3.3
Singapore                                                   54,926          3.0
Sweden                                                      42,115          2.3
Switzerland                                                 40,859          2.3
Finland                                                     28,529          1.6
Cayman Islands                                              27,000          1.5
France                                                      26,157          1.4
Panama                                                      23,145          1.3
Belgium                                                     14,589          0.8
                                                       -------------------------
Total                                                  $ 1,814,863        100.0%

                                                       =========================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.


                        4 | OPPENHEIMER GLOBAL VALUE FUND

Oppenheimer Global Value Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Foreign currency exchange contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

RISKS TO THE FUND INCLUDE BOTH MARKET AND CREDIT RISK. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2008 are noted below. The primary


                        5 | OPPENHEIMER GLOBAL VALUE FUND

Oppenheimer Global Value Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $ 2,093,537
Federal tax cost of other investments                 895
                                              ------------
Total federal tax cost                        $ 2,094,432
                                              ============

Gross unrealized appreciation                 $    42,203
Gross unrealized depreciation                    (320,866)
                                              ------------
Net unrealized depreciation                   $  (278,663)
                                              ============


                        6 | OPPENHEIMER GLOBAL VALUE FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Value Fund

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    03/11/2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    03/11/2008

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    03/11/2008